Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	As of December 31, 2023 and 2022, property and equipment consisted of the following:
	Useful life	December 31, 2023	December 31, 2022
Office equipment and furniture	3 - 5 Years	$143,545	$155,062
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	83,139	84,549
Software	1 - 3 Years	11,719	11,917
Finance lease right-of-use asset	4 Years	152,540	152,859
		390,943	404,387
Less: accumulated depreciation		(261,871)	(219,964)
		$129,072	$184,423